Geographical Disclosure (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	CAD 2,830.9	CAD 2,184.6
U.S. Foreign Operations
Disclosure of geographical areas [line items]
Non-current assets	2,740.0	2,190.0
Revenue	CAD 373.1	CAD 213.9